Finance Income and Finance Expense (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Income Cost Text Block Abstract
Derivative financial instruments	SFr 416,003	SFr 2,250,222	SFr 663,725
Revaluation loss	5,085
Net foreign currency exchange gains	289,961	71,525	7,744
Net foreign currency exchange gains	SFr 3,700	SFr 0	SFr 3,745